UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Growth Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

5/31/09

MEG-SEM

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent events have clearly shown us the value of certain types of investments. In this environment, two of the hallmarks of mutual funds — transparency and liquidity — have become critically important. Unlike some other types of investments, the operations of mutual funds are relatively transparent to their shareholders. With their daily redemption feature, mutual funds also generally provide easy, convenient access to one’s money. Through these recent market upheavals, this level of liquidity enhanced the ability of mutual fund investors to respond and modify their investments as they and their advisors saw fit — a flexibility that those in less liquid investments simply did not have at their disposal.

At MFS® we take particular pride in how well mutual funds can serve investors because we invented the mutual fund in the United States. Established in 1924, Massachusetts Investors Trust was the nation’s first fund. Recent market events only reinforce what we have learned through 85 years — that mutual funds provide unique features that are important to investors in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact your investment professional or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.3%
Google, Inc., “A”	3.3%
Cisco Systems, Inc.	2.5%
Danaher Corp.	2.3%
Hewlett-Packard Co.	2.1%
Medco Health Solutions, Inc.	1.7%
Visa, Inc., “A”	1.7%
Transocean, Inc.	1.7%
Philip Morris International, Inc.	1.6%
VeriSign, Inc.	1.6%

Equity sectors
Technology	24.6%
Health Care	13.9%
Energy	10.9%
Retailing	7.6%
Leisure	7.0%
Special Products & Services	6.9%
Financial Services	5.4%
Basic Materials	5.4%
Industrial Goods & Services	5.3%
Consumer Staples	4.9%
Utilities & Communications	2.4%
Transportation	2.0%
Autos & Housing	0.6%

Percentages are based on net assets as of 5/31/09.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2008 through May 31, 2009

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2008 through May 31, 2009.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/08	Ending Account Value 5/31/09	Expenses Paid During Period (p) 12/01/08-5/31/09
A	Actual	1.32%	$1,000.00	$1,116.97	$6.97
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
B	Actual	2.07%	$1,000.00	$1,112.74	$10.90
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
C	Actual	2.07%	$1,000.00	$1,112.55	$10.90
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
I	Actual	1.07%	$1,000.00	$1,118.24	$5.65
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R1	Actual	2.07%	$1,000.00	$1,112.65	$10.90
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
R2	Actual	1.57%	$1,000.00	$1,115.54	$8.28
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
R3	Actual	1.32%	$1,000.00	$1,116.69	$6.97
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R4	Actual	1.05%	$1,000.00	$1,118.03	$5.54
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.6%
Goodrich Corp.	195,400	$9,484,715
Lockheed Martin Corp.	167,720	14,026,424
Precision Castparts Corp.	38,800	3,203,716

		$26,714,855
Alcoholic Beverages - 0.4%
Molson Coors Brewing Co.	164,500	$7,236,355

Apparel Manufacturers - 0.9%
Coach, Inc.	352,200	$9,252,294
NIKE, Inc., “B”	104,589	5,966,802

		$15,219,096
Biotechnology - 3.0%
Celgene Corp. (a)	286,010	$12,081,062
Genzyme Corp. (a)	367,900	21,757,606
Gilead Sciences, Inc. (a)	346,810	14,947,511

		$48,786,179
Broadcasting - 0.2%
Discovery Communications Inc., “A” (a)	152,500	$3,423,625

Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	77,800	$4,365,358
BM&F BOVESPA S.A.	1,050,300	6,021,236
Charles Schwab Corp.	367,000	6,459,200
CME Group, Inc.	66,900	21,517,716
IntercontinentalExchange, Inc. (a)	99,580	10,733,728
Lazard Ltd.	93,500	2,644,180

		$51,741,418
Business Services - 4.6%
Cognizant Technology Solutions Corp., “A” (a)	511,000	$12,872,090
MasterCard, Inc., “A”	99,180	17,488,409
Visa, Inc., “A”	412,040	27,899,228
Western Union Co.	1,026,530	18,097,724

		$76,357,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 0.4%
DIRECTV Group, Inc. (a)	300,600	$6,763,500

Chemicals - 0.8%
Ecolab, Inc.	212,830	$7,949,201
Monsanto Co.	67,220	5,522,123

		$13,471,324
Computer Software - 5.8%
Adobe Systems, Inc. (a)	892,800	$25,159,104
Akamai Technologies, Inc. (a)	452,910	10,081,777
Autodesk, Inc. (a)	382,400	8,206,304
Citrix Systems, Inc. (a)	551,900	17,335,179
Oracle Corp.	431,980	8,462,488
VeriSign, Inc. (a)	1,123,776	26,307,596

		$95,552,448
Computer Software - Systems - 5.7%
Apple, Inc. (a)(s)	401,380	$54,511,418
EMC Corp. (a)	314,860	3,699,605
Hewlett-Packard Co.	1,023,340	35,151,729

		$93,362,752
Construction - 0.6%
Black & Decker Corp.	153,800	$4,932,366
Sherwin-Williams Co.	83,750	4,422,000

		$9,354,366
Consumer Goods & Services - 3.8%
Alibaba.com Corp. (a)(z)	2,874,500	$5,659,240
Capella Education Co. (a)	126,244	6,588,674
Colgate-Palmolive Co.	307,830	20,301,389
Monster Worldwide, Inc. (a)	326,500	3,813,520
priceline.com, Inc. (a)	77,720	8,557,749
Procter & Gamble Co.	87,300	4,534,362
Strayer Education, Inc.	72,530	13,365,103

		$62,820,037
Containers - 0.5%
Owens-Illinois, Inc. (a)	279,800	$8,010,674

Electrical Equipment - 3.1%
Danaher Corp.	626,570	$37,813,500
Rockwell Automation, Inc.	268,720	8,247,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Tyco Electronics Ltd.	255,600	$4,439,772

		$50,500,289
Electronics - 5.4%
ARM Holdings PLC	2,204,543	$3,829,656
First Solar, Inc. (a)	25,300	4,807,000
Flextronics International Ltd. (a)	2,300,890	9,111,524
Hittite Microwave Corp. (a)	215,806	7,743,119
Intel Corp.	836,270	13,146,164
Linear Technology Corp.	399,070	9,342,229
Marvell Technology Group Ltd. (a)	729,580	8,339,099
MEMC Electronic Materials, Inc. (a)	434,700	8,385,363
National Semiconductor Corp.	575,910	7,993,631
Samsung Electronics Co. Ltd.	35,678	15,997,197

		$88,694,982
Energy - Independent - 5.1%
Anadarko Petroleum Corp.	477,200	$22,800,616
Apache Corp.	139,960	11,793,030
Denbury Resources, Inc. (a)	357,100	6,138,549
Noble Energy, Inc.	246,830	14,681,448
Plains Exploration & Production Co. (a)	470,770	13,313,376
Ultra Petroleum Corp. (a)	350,630	15,876,526

		$84,603,545
Energy - Integrated - 2.3%
Chevron Corp.	214,420	$14,295,381
Hess Corp.	132,110	8,797,205
Petroleo Brasileiro S.A., ADR	349,880	15,405,216

		$38,497,802
Engineering - Construction - 0.6%
Fluor Corp.	193,970	$9,112,711

Entertainment - 2.4%
DreamWorks Animation, Inc., “A” (a)	879,840	$24,512,342
TiVo, Inc. (a)	2,119,120	14,833,840

		$39,346,182
Food & Beverages - 1.4%
Coca-Cola Co.	231,850	$11,397,746
PepsiCo, Inc.	239,590	12,470,660

		$23,868,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.2%
CVS Caremark Corp.	310,240	$9,245,152
Walgreen Co.	373,000	11,111,670

		$20,356,822
Gaming & Lodging - 2.2%
Carnival Corp.	311,600	$7,927,104
International Game Technology	870,460	15,111,186
Penn National Gaming, Inc. (a)	128,250	4,241,228
Starwood Hotels & Resorts Worldwide, Inc.	377,500	9,237,425

		$36,516,943
General Merchandise - 1.9%
Kohl’s Corp. (a)	157,980	$6,709,411
Target Corp.	383,110	15,056,223
Wal-Mart Stores, Inc.	197,560	9,826,634

		$31,592,268
Health Maintenance Organizations - 0.3%
WellPoint, Inc. (a)	114,500	$5,332,265

Insurance - 0.3%
Berkshire Hathaway, Inc., “B” (a)	1,730	$5,141,560

Internet - 4.1%
Google, Inc., “A” (a)	128,910	$53,785,119
Omniture, Inc. (a)	248,300	2,934,906
Tencent Holdings Ltd.	922,600	10,334,063

		$67,054,088
Leisure & Toys - 1.4%
Electronic Arts, Inc. (a)	573,340	$13,181,087
THQ, Inc. (a)	1,574,710	10,125,385

		$23,306,472
Major Banks - 2.0%
Bank of America Corp.	368,770	$4,156,038
Bank of New York Mellon Corp.	122,720	3,409,162
Goldman Sachs Group, Inc.	108,800	15,729,216
Morgan Stanley	197,300	5,982,136
State Street Corp.	69,540	3,230,133

		$32,506,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 3.4%
Express Scripts, Inc. (a)	120,510	$7,718,666
IDEXX Laboratories, Inc. (a)	485,310	20,310,224
Medco Health Solutions, Inc. (a)	623,180	28,597,730

		$56,626,620
Medical Equipment - 3.9%
Baxter International, Inc.	262,610	$13,443,006
C.R. Bard, Inc.	61,490	4,395,920
Conceptus, Inc. (a)	1,007,790	15,973,472
DENTSPLY International, Inc.	165,190	4,833,459
Edwards Lifesciences Corp. (a)	75,400	4,813,536
St. Jude Medical, Inc. (a)	542,380	21,163,668

		$64,623,061
Metals & Mining - 1.5%
BHP Billiton Ltd., ADR	283,280	$15,931,667
Nucor Corp.	201,100	8,830,301

		$24,761,968
Network & Telecom - 3.6%
Cisco Systems, Inc. (a)	2,224,340	$41,150,290
Nokia Corp., ADR	605,200	9,259,560
Research in Motion Ltd. (a)	107,045	8,418,019

		$58,827,869
Oil Services - 3.5%
Halliburton Co.	340,100	$7,798,493
National Oilwell Varco, Inc. (a)	214,200	8,272,404
Noble Corp.	434,169	14,922,389
Transocean, Inc. (a)	343,440	27,296,611

		$58,289,897
Pharmaceuticals - 3.3%
Abbott Laboratories	408,020	$18,385,381
Schering-Plough Corp.	476,970	11,638,068
Teva Pharmaceutical Industries Ltd., ADR	264,400	12,257,584
Wyeth	273,590	12,273,247

		$54,554,280
Precious Metals & Minerals - 0.9%
Agnico-Eagle Mines Ltd.	91,600	$5,666,376
Goldcorp, Inc.	237,470	9,434,683

		$15,101,059

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Printing & Publishing - 0.3%
MSCI, Inc., “A” (a)	224,750	$4,780,433

Restaurants - 0.1%
Wendy’s/Arby’s Group, Inc., “A”	475,000	$1,995,000

Specialty Chemicals - 1.7%
Air Products & Chemicals, Inc.	112,600	$7,294,228
Praxair, Inc.	275,260	20,149,032

		$27,443,260
Specialty Stores - 3.6%
Abercrombie & Fitch Co., “A”	189,020	$5,691,392
Amazon.com, Inc. (a)	160,420	12,511,156
Ctrip.com International Ltd., ADR	97,800	4,004,910
Home Depot, Inc.	459,700	10,646,652
Nordstrom, Inc.	290,460	5,719,157
PetSmart, Inc.	429,310	8,740,752
Staples, Inc.	559,160	11,434,822

		$58,748,841
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., “L”, ADR	286,250	$10,971,963

Telephone Services - 1.5%
American Tower Corp., “A” (a)	599,068	$19,092,297
AT&T, Inc.	236,400	5,860,356

		$24,952,653
Tobacco - 1.6%
Philip Morris International, Inc.	633,180	$26,998,795

Trucking - 2.0%
Expeditors International of Washington, Inc.	299,700	$9,833,157
Landstar System, Inc.	425,350	16,163,300
Old Dominion Freight Lines, Inc. (a)	212,400	6,255,180

		$32,251,637
Utilities - Electric Power - 0.2%
FPL Group, Inc.	69,800	$3,945,794
Total Common Stocks (Identified Cost, $1,577,099,411)		$1,600,118,230

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 3.1%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	51,269,833	$51,269,833
Total Investments (Identified Cost, $1,628,369,244)		$1,651,388,063

Other Assets, Less Liabilities - (0.0)%		(167,229)
Net Assets - 100.0%		$1,651,220,834

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover minimum collateral requirements in brokerage accounts for the purpose of selling securities short. At May 31, 2009, the value of the securities pledged amounted to $203,715. At May 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/05/09-5/07/09	$3,833,186	$5,659,240
% of Net Assets			0.3%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,577,099,411)	$1,600,118,230
Underlying funds, at cost and value	51,269,833
Total investments, at value (identified cost, $1,628,369,244)	$1,651,388,063
Foreign currency, at value (identified cost, $17,559)	17,559
Receivables for
Investments sold	27,197,469
Fund shares sold	2,196,068
Interest and dividends	1,811,969
Other assets	19,471
Total assets	$1,682,630,599
Liabilities
Payables for
Investments purchased	$27,173,502
Fund shares reacquired	2,833,491
Payable to affiliates
Management fee	107,363
Shareholder servicing costs	952,949
Distribution and service fees	62,693
Administrative services fee	3,592
Payable for independent trustees’ compensation	84,881
Accrued expenses and other liabilities	191,294
Total liabilities	$31,409,765
Net assets	$1,651,220,834
Net assets consist of
Paid-in capital	$2,032,180,746
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	23,015,024
Accumulated net realized gain (loss) on investments and foreign currency transactions	(401,868,941)
Accumulated net investment loss	(2,105,995)
Net assets	$1,651,220,834
Shares of beneficial interest outstanding	57,866,261

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,289,810,027	44,430,759	$29.03
Class B	152,492,886	5,896,571	25.86
Class C	82,726,269	3,219,068	25.70
Class I	60,311,843	2,011,595	29.98
Class R1	4,575,636	177,487	25.78
Class R2	26,981,728	953,713	28.29
Class R3	10,601,660	366,790	28.90
Class R4	23,720,785	810,278	29.27

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

(a)	Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $30.80.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Income
Dividends	$8,583,789
Dividends from underlying funds	91,903
Foreign taxes withheld	(6,443)
Total investment income		$8,669,249
Expenses
Management fee	$5,614,069
Distribution and service fees	2,688,901
Shareholder servicing costs	2,939,902
Administrative services fee	155,180
Independent trustees’ compensation	30,063
Custodian fee	84,161
Shareholder communications	139,489
Auditing fees	27,784
Legal fees	26,636
Miscellaneous	113,322
Total expenses		$11,819,507
Fees paid indirectly	(2,892)
Reduction of expenses by investment adviser	(1,128,249)
Net expenses		$10,688,366
Net investment loss		$(2,019,117)
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(172,311,893)
Foreign currency transactions	(35,363)
Net realized gain (loss) on investments and foreign currency transactions		$(172,347,256)
Change in unrealized appreciation (depreciation)
Investments	$343,260,129
Translation of assets and liabilities in foreign currencies	10,732
Net unrealized gain (loss) on investments and foreign currency translation		$343,270,861
Net realized and unrealized gain (loss) on investments and foreign currency		$170,923,605
Change in net assets from operations		$168,904,488

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/09 (unaudited)	Year ended 11/30/08
From operations
Net investment loss	$(2,019,117)	$(6,085,543)
Net realized gain (loss) on investments and foreign currency transactions	(172,347,256)	(227,657,654)
Net unrealized gain (loss) on investments and foreign currency translation	343,270,861	(782,537,215)
Change in net assets from operations	$168,904,488	$(1,016,280,412)
Distributions declared to shareholders
From net realized gain on investments	$—	$(205,957,291)
Change in net assets from fund share transactions	$(76,433,631)	$(193,153,268)
Total change in net assets	$92,470,857	$(1,415,390,971)
Net assets
At beginning of period	1,558,749,977	2,974,140,948
At end of period (including accumulated net investment loss of $2,105,995 and $86,878, respectively)	$1,651,220,834	$1,558,749,977

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$25.99		$45.06	$37.44	$34.49	$30.53	$27.91
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.09)	$(0.20)	$(0.20)	$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	3.06		(15.95)	7.71	3.15	4.16	2.78
Total from investment operations	$3.04		$(15.99)	$7.62	$2.95	$3.96	$2.62
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—	$—
Net asset value, end of period	$29.03		$25.99	$45.06	$37.44	$34.49	$30.53
Total return (%) (r)(s)(t)	11.70	(n)	(38.04)	20.35	8.55	12.97	9.39	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.29	1.22	1.29	1.31	1.29
Expenses after expense reductions (f)	1.32	(a)	1.14	1.20	1.26	1.27	1.26
Net investment loss	(0.16	)(a)	(0.12)	(0.21)	(0.56)	(0.65)	(0.55)
Portfolio turnover	67		121	72	124	88	89
Net assets at end of period (000 omitted)	$1,289,810		$1,212,554	$2,152,172	$2,152,378	$2,359,893	$2,463,488

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.24		$40.91	$34.24	$31.78	$28.34	$26.12
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.30)	$(0.36)	$(0.43)	$(0.41)	$(0.36)
Net realized and unrealized gain (loss) on investments and foreign currency	2.72		(14.29)	7.03	2.89	3.85	2.58
Total from investment operations	$2.62		$(14.59)	$6.67	$2.46	$3.44	$2.22
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—	$—
Net asset value, end of period	$25.86		$23.24	$40.91	$34.24	$31.78	$28.34
Total return (%) (r)(s)(t)	11.27	(n)	(38.51)	19.48	7.74	12.14	8.50	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.04	1.97	2.04	2.06	2.04
Expenses after expense reductions (f)	2.07	(a)	1.89	1.96	2.01	2.02	2.01
Net investment loss	(0.91	)(a)	(0.87)	(0.96)	(1.32)	(1.39)	(1.32)
Portfolio turnover	67		121	72	124	88	89
Net assets at end of period (000 omitted)	$152,493		$169,643	$463,026	$675,784	$1,045,179	$1,507,258

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$23.10		$40.67	$34.04	$31.60	$28.18	$25.97
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.29)	$(0.35)	$(0.42)	$(0.40)	$(0.35)
Net realized and unrealized gain (loss) on investments and foreign currency	2.70		(14.20)	6.98	2.86	3.82	2.56
Total from investment operations	$2.60		$(14.49)	$6.63	$2.44	$3.42	$2.21
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—	$—
Net asset value, end of period	$25.70		$23.10	$40.67	$34.04	$31.60	$28.18
Total return (%) (r)(s)(t)	11.26	(n)	(38.49)	19.48	7.72	12.14	8.51	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.04	1.97	2.04	2.06	2.04
Expenses after expense reductions (f)	2.07	(a)	1.89	1.95	2.01	2.02	2.01
Net investment loss	(0.91	)(a)	(0.87)	(0.96)	(1.32)	(1.39)	(1.31)
Portfolio turnover	67		121	72	124	88	89
Net assets at end of period (000 omitted)	$82,726		$78,656	$140,613	$151,723	$188,715	$226,371

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$26.81		$46.27	$38.35	$35.24	$31.11	$28.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$0.02	$(0.11)	$(0.13)	$(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		(16.43)	7.90	3.22	4.26	2.81
Total from investment operations	$3.17		$(16.38)	$7.92	$3.11	$4.13	$2.72
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—	$—
Net asset value, end of period	$29.98		$26.81	$46.27	$38.35	$35.24	$31.11
Total return (%) (r)(s)	11.82	(n)	(37.88)	20.65	8.83	13.28	9.58	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.04	0.96	1.04	1.06	1.04
Expenses after expense reductions (f)	1.07	(a)	0.89	0.95	1.01	1.02	1.01
Net investment income (loss)	0.09	(a)	0.13	0.04	(0.31)	(0.40)	(0.31)
Portfolio turnover	67		121	72	124	88	89
Net assets at end of period (000 omitted)	$60,312		$55,173	$99,597	$76,727	$86,254	$88,452

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$23.17		$40.79	$34.19	$31.75	$27.89
Income (loss) from investment operations
Net investment loss (d)	$(0.10)		$(0.30)	$(0.39)	$(0.44)	$(0.40)
Net realized and unrealized gain (loss) on investments and foreign currency	2.71		(14.24)	6.99	2.88	4.26
Total from investment operations	$2.61		$(14.54)	$6.60	$2.44	$3.86
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—
Net asset value, end of period	$25.78		$23.17	$40.79	$34.19	$31.75
Total return (%) (r)(s)	11.26	(n)	(38.50)	19.30	7.69	13.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.07	2.08	2.24	2.29	(a)
Expenses after expense reductions (f)	2.07	(a)	1.92	2.04	2.11	2.21	(a)
Net investment loss	(0.91	)(a)	(0.90)	(1.06)	(1.37)	(1.71	)(a)
Portfolio turnover	67		121	72	124	88
Net assets at end of period (000 omitted)	$4,576		$4,535	$8,094	$2,776	$712

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R2			2008	2007	2006	2005	2004

Net asset value, beginning of period	$25.36		$44.15	$36.82	$34.06	$30.29	$27.85
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.14)	$(0.24)	$(0.32)	$(0.36)	$(0.25)
Net realized and unrealized gain (loss) on investments and foreign currency	2.98		(15.57)	7.57	3.08	4.13	2.69
Total from investment operations	$2.93		$(15.71)	$7.33	$2.76	$3.77	$2.44
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—	$—
Net asset value, end of period	$28.29		$25.36	$44.15	$36.82	$34.06	$30.29
Total return (%) (r)(s)	11.55	(n)	(38.20)	19.91	8.10	12.45	8.76	(b)(q)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.55	1.62	1.79	1.82	1.77
Expenses after expense reductions (f)	1.57	(a)	1.41	1.59	1.66	1.76	1.74
Net investment loss	(0.41	)(a)	(0.38)	(0.61)	(0.94)	(1.16)	(0.93)
Portfolio turnover	67		121	72	124	88	89
Net assets at end of period (000 omitted)	$26,982		$24,612	$31,054	$8,668	$3,199	$1,059

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$25.88		$44.88	$37.34	$34.46	$30.11
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.05)	$(0.15)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		(15.87)	7.69	3.13	4.54
Total from investment operations	$3.02		$(15.92)	$7.54	$2.88	$4.35
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—
Net asset value, end of period	$28.90		$25.88	$44.88	$37.34	$34.46
Total return (%) (r)(s)	11.67	(n)	(38.04)	20.19	8.36	14.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.31	1.36	1.43	1.45	(a)
Expenses after expense reductions (f)	1.32	(a)	1.16	1.34	1.41	1.41	(a)
Net investment loss	(0.17	)(a)	(0.13)	(0.36)	(0.69)	(0.89	)(a)
Portfolio turnover	67		121	72	124	88
Net assets at end of period (000 omitted)	$10,602		$8,232	$14,828	$9,758	$109

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$26.18		$45.25	$37.53	$34.53	$30.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.05	$(0.02)	$(0.17)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	3.08		(16.04)	7.74	3.17	4.53
Total from investment operations	$3.09		$(15.99)	$7.72	$3.00	$4.42
Less distributions declared to shareholders
From net realized gain on investments	$—		$(3.08)	$—	$—	$—
Net asset value, end of period	$29.27		$26.18	$45.25	$37.53	$34.53
Total return (%) (r)(s)	11.80	(n)	(37.87)	20.57	8.69	14.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.06	1.06	1.12	1.14	(a)
Expenses after expense reductions (f)	1.05	(a)	0.91	1.05	1.10	1.10	(a)
Net investment income (loss)	0.06	(a)	0.12	(0.06)	(0.46)	(0.53	)(a)
Portfolio turnover	67		121	72	124	88
Net assets at end of period (000 omitted)	$23,721		$5,344	$56,956	$39,964	$57

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, and Class R2 total returns for the year ended November 30, 2004 would have been lower by 0.12%, respectively.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, Class A, Class B, Class C, Class I, and Class R2, total returns for the year ended November 30, 2004 would have been lower by 0.36%, 0.38%, 0.39%, 0.35%, 0.36%, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charge.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an

Notes to Financial Statements (unaudited) – continued

exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,615,567,907	$35,820,156	$—	$1,651,388,063
Other Financial Instruments	$—	$—	$—	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

Notes to Financial Statements (unaudited) – continued

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. There was no impact from implementing FSP 133-1 as the fund did not hold any of these credit derivatives at period end.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At May 31, 2009, the fund did not have any outstanding derivative instruments.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations.

Investment Transactions (i.e., Purchased Options)
Equity Contracts	$(347,994)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above an for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund

Notes to Financial Statements (unaudited) – continued

will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At May 31, 2009, the fund had no short sales outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital

Notes to Financial Statements (unaudited) – continued

gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign currency transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Ordinary income (including any short-term capital gains)	$2,667,378
Long-term capital gain	203,289,913
Total distributions	$205,957,291

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$1,688,227,117
Gross appreciation	126,661,531
Gross depreciation	(163,500,585)
Net unrealized appreciation (depreciation)	$(36,839,054)

As of 11/30/08
Capital loss carryforwards	$ (96,863,091)
Post-October capital loss deferral	(67,514,127)
Other temporary differences	(5,388,001)
Net unrealized appreciation (depreciation)	(380,099,181)

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/16	$(96,863,091)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net realized gain on investments

	Six months ended 5/31/09 (unaudited)	Year ended 11/30/08
Class A	$—	$145,803,085
Class B	—	34,129,089
Class C	—	10,558,565
Class I	—	6,725,971
Class R (b)	—	212,962
Class R1	—	670,110
Former Class R2 (b)	—	323,725
Class R2	—	2,523,788
Class R3	—	1,075,820
Class R4	—	3,934,176
Total	$—	$205,957,291

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.70%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS had agreed to reduce the management fee to 0.60% in excess of $2.5 billion of the fund’s average daily

Notes to Financial Statements (unaudited) – continued

net assets for the period March 1, 2004 through February 28, 2009. Effective December 1, 2007, MFS has agreed to further reduce the management fee to 0.60% of the fund’s average daily net assets for the period December 1, 2007 through February 29, 2012. For the six months ended May 31, 2009, this waiver amounted to $1,122,820 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $37,571 for the six months ended May 31, 2009, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,465,149
Class B	0.75%	0.25%	1.00%	1.00%	754,247
Class C	0.75%	0.25%	1.00%	1.00%	376,286
Class R1	0.75%	0.25%	1.00%	1.00%	21,269
Class R2	0.25%	0.25%	0.50%	0.50%	61,584
Class R3	—	0.25%	0.25%	0.25%	10,366
Total Distribution and Service Fees					$2,688,901

(d)	As of May 31, 2009, in accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2009 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Effective March 1, 2009, the 0.10% annual Class A Distribution fee rate was eliminated. Prior to March 1, 2009, 0.10% of the Class A distribution fee was not in effect.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder

Notes to Financial Statements (unaudited) – continued

redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2009, were as follows:

Amount
Class A	$53
Class B	116,692
Class C	3,901

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2009, the fee was $1,318,796, which equated to 0.1760% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2009, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,621,106.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.

The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $3,551. For certain independent Trustees who served on the Board

Notes to Financial Statements (unaudited) – continued

as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in a net decrease in expense of $1,330. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $80,024 at May 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $4,857 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $11,813 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $5,429, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $978,917,452 and $1,067,022,508, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,693,280	$68,614,035	6,840,344	$260,388,694
Class B	297,336	6,795,856	687,727	23,311,236
Class C	158,535	3,615,947	508,529	17,015,083
Class I	199,090	5,272,824	575,487	22,536,346
Class R (b)	—	—	28,031	1,087,330
Class R1	15,469	349,799	59,966	2,160,500
Former Class R2 (b)	—	—	23,327	916,278
Class R2	127,123	3,150,464	515,530	20,248,607
Class R3	78,769	2,104,896	96,241	3,749,403
Class R4	643,115	17,586,794	465,200	18,345,169
	4,212,717	$107,490,615	9,800,382	$369,758,646
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	3,071,408	$127,431,597
Class B	—	—	822,984	30,746,695
Class C	—	—	224,305	8,328,452
Class I	—	—	157,554	6,725,971
Class R (b)	—	—	5,057	206,951
Class R1	—	—	17,990	670,110
Former Class R2 (b)	—	—	8,605	323,725
Class R2	—	—	61,926	2,512,972
Class R3	—	—	26,044	1,075,820
Class R4	—	—	11,981	499,379
	—	$—	4,407,854	$178,521,672
Shares reacquired
Class A	(4,909,909)	$(125,165,429)	(11,029,665)	$(409,532,537)
Class B	(1,699,239)	(38,496,635)	(5,531,736)	(188,311,704)
Class C	(344,857)	(7,719,533)	(785,227)	(25,671,055)
Class I	(245,156)	(6,467,342)	(827,817)	(31,250,987)
Class R (b)	—	—	(126,367)	(5,083,613)
Class R1	(33,718)	(760,373)	(80,641)	(2,675,655)
Former Class R2 (b)	—	—	(120,623)	(4,374,611)
Class R2	(143,756)	(3,563,603)	(310,484)	(10,718,826)
Class R3	(30,035)	(751,303)	(134,610)	(5,121,596)
Class R4	(36,965)	(1,000,028)	(1,531,860)	(58,693,002)
	(7,443,635)	$(183,924,246)	(20,479,030)	$(741,433,586)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Net change
Class A	(2,216,629)	$(56,551,394)	(1,117,913)	$(21,712,246)
Class B	(1,401,903)	(31,700,779)	(4,021,025)	(134,253,773)
Class C	(186,322)	(4,103,586)	(52,393)	(327,520)
Class I	(46,066)	(1,194,518)	(94,776)	(1,988,670)
Class R (b)	—	—	(93,279)	(3,789,332)
Class R1	(18,249)	(410,574)	(2,685)	154,955
Former Class R2 (b)	—	—	(88,691)	(3,134,608)
Class R2	(16,633)	(413,139)	266,972	12,042,753
Class R3	48,734	1,353,593	(12,325)	(296,373)
Class R4	606,150	16,586,766	(1,054,679)	(39,848,454)
	(3,230,918)	$(76,433,631)	(6,270,794)	$(193,153,268)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus 1.25%. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed spread. For the six months ended May 31, 2009, the fund’s commitment fee and interest expense were $6,346 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	47,614,441	235,044,181	(231,388,789)	51,269,833

Notes to Financial Statements (unaudited) – continued

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$91,903	$51,269,833

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data
literature	Services 30 Dan Road
Canton, MA 02021-2809
Shareholders
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.